LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

13.   LOSS PER SHARE

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2018, 2019 and 2020:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,390,021)	(2,464,796)	(2,080,825)
Denominator:
Weighted average number of ordinary shares outstanding	360,002,151	362,644,898	667,844,843
Basic and diluted loss per share	(6.64)	(6.80)	(3.12)

As a result of the Group’s net loss for the three years ended December 31, 2018, 2019 and 2020, the following weighted average numbers of the Company’s preferred shares, share options, and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Series A convertible redeemable preferred shares	77,000,000	77,000,000	—
Series B convertible redeemable preferred shares	37,748,300	37,748,300	—
Series C convertible redeemable preferred shares	44,286,448	44,286,448	—
Series D convertible redeemable preferred shares	64,001,162	64,001,162	—
Series E convertible redeemable preferred shares	93,580,586	93,580,586	—
Series F convertible redeemable preferred shares	46,422,978	116,857,842	—
Share options	34,158,863	37,951,132	42,253,493
Restricted share units	5,676,866	4,505,362	16,188,798